CORPORATE BONDS	12 Months Ended
Dec. 31, 2023
Corporate Bonds
CORPORATE BONDS

NOTE 11 — CORPORATE BONDS

The Company issued corporate bonds through various banks, which consist of the following:

Name of Banks	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of December 31, 2023	Balance as of December 31, 2022
Musashino Bank (a) (b)	100,000	7/10/2019	7/10/2024	0.36%	20,000	40,000
Kirayaka Bank (a))	200,000	9/10/2019	9/10/2024	0.85%	40,000	80,000
Chiba Kogyo Bank (a)	100,000	3/27/2020	3/28/2023	0.10%	-	20,000
Kagawa Bank (a)	150,000	10/29/2021	10/29/2026	0.53%	90,000	120,000
Musashino Bank (a)	100,000	12/24/2021	12/24/2026	0.36%	60,000	80,000
Aggregate outstanding principal balances					210,000	340,000
Less: unamortized bond issuance costs					(4,850)	(7,706)
Less: current portion					(107,601)	(126,525)
Non-current portion					97,549	205,769

(a)	These debts are guaranteed by the respective bank.
(b)	These debts are guaranteed by the Tokyo Credit Guarantee Association.

Interest expense for corporate bonds was JPY1,597, JPY2,300 and JPY1,735 for the years ended December 31, 2023, 2022 and 2021, respectively.

As of December 31, 2023, future minimum payments are as follows:

Principal
Years Ended December 31,	Repayment

2024	110,000
2025	50,000
2026	50,000
2027	-
2028	-
Thereafter	-
Total	210,000